Convertible Notes Payable	3 Months Ended
Mar. 31, 2024
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 12 - Convertible Notes Payable

In February 2024, the Company issued three promissory notes with aggregate principal amount of $125,000 inclusive of issue discounts of $25,000 in lieu of interest. These promissory notes mature one year after issuance. In March 2024, the Company repaid the promissory notes.